Provisions - Summary of Changes in Provisions (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		$ 19,191,370	[1]	$ 18,907,239
Increases		16,663,344		27,094,466
Decreases Reversals		333,391		345,240
Decreases Charge Off		6,192,231		9,663,130
Monetary effect		(12,216,790)		(16,801,965)
Amounts at the end of fiscal year		17,112,302		19,191,370	[1]
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		1,089		3,395
Increases		16,240
Decreases Charge Off		16,240
Monetary effect		(589)		(2,306)
Amounts at the end of fiscal year		500		1,089
Letters of credits, guarantees and other commitments [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	[2]	4,739,962		5,233,975
Increases	[2]	7,157,810		4,088,327
Decreases Reversals	[2]	75,883
Decreases Charge Off	[2]	299,790		318,026
Monetary effect	[2]	(3,615,160)		(4,264,314)
Amounts at the end of fiscal year	[2]	7,906,939		4,739,962
Commercial claims in progress [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		6,142,223	[3]	3,354,111
Increases		1,452,837		6,512,513
Decreases Charge Off		882,860		1,324,671
Monetary effect		(2,301,014)		(2,399,730)
Amounts at the end of fiscal year	[3]	4,411,186		6,142,223
Labor lawsuits [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		1,379,432		1,806,314
Increases		3,123,116		3,656,839
Decreases Charge Off		1,936,838		2,232,659
Monetary effect		(1,171,002)		(1,851,062)
Amounts at the end of fiscal year		1,394,708		1,379,432
Pension funds - reimbursement [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		2,655,268		3,516,049
Increases		1,764,747		5,088,269
Decreases Charge Off		1,364,296		2,323,111
Monetary effect		(1,481,690)		(3,625,939)
Amounts at the end of fiscal year		1,574,029		2,655,268
Other [memebr]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		4,273,396		4,993,395
Increases		3,148,594		7,748,518
Decreases Reversals		257,508		345,240
Decreases Charge Off		1,692,207		3,464,663
Monetary effect		(3,647,335)		(4,658,614)
Amounts at the end of fiscal year		$ 1,824,940		$ 4,273,396

[1]	See Note 3.
[2]	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
[3]	See also Note 50.2.